Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT FUND
Entity Central Index Key	0000701039
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000077416
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class A
Trading Symbol	CYBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[1]
AssetsNet	$ 475,308,411
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000077417
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class C
Trading Symbol	CHBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%	[2]
AssetsNet	$ 475,308,411
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000077418
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class I
Trading Symbol	CYBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[3]
AssetsNet	$ 475,308,411
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211121
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class R6
Trading Symbol	CYBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 475,308,411
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014095
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class A
Trading Symbol	CFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[5]
AssetsNet	$ 1,001,457,153
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014097
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class C
Trading Symbol	CIFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%	[6]
AssetsNet	$ 1,001,457,153
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014098
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class I
Trading Symbol	CINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[7]
AssetsNet	$ 1,001,457,153
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241867
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class R6
Trading Symbol	CINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[8]
AssetsNet	$ 1,001,457,153
Holdings Count | Holding	378
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014109
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class A
Trading Symbol	CLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[9]
AssetsNet	$ 1,129,500,802
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,500,802
# of Portfolio Holdings	381
Portfolio Turnover Rate	223%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	9.8%
Short-Term Investments	12.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Mortgage-Backed Securities	22.3%
Corporate Bonds	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(0.1%)
Not Rated	1.0%
B	0.5%
BB	0.4%
BBB	16.3%
A	15.9%
AA	7.2%
AAA	58.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014108
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class I
Trading Symbol	CLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[10]
AssetsNet	$ 1,129,500,802
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,500,802
# of Portfolio Holdings	381
Portfolio Turnover Rate	223%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	9.8%
Short-Term Investments	12.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Mortgage-Backed Securities	22.3%
Corporate Bonds	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(0.1%)
Not Rated	1.0%
B	0.5%
BB	0.4%
BBB	16.3%
A	15.9%
AA	7.2%
AAA	58.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000225189
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class R6
Trading Symbol	CLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[11]
AssetsNet	$ 1,129,500,802
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,129,500,802
# of Portfolio Holdings	381
Portfolio Turnover Rate	223%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	9.8%
Short-Term Investments	12.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Mortgage-Backed Securities	22.3%
Corporate Bonds	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(0.1%)
Not Rated	1.0%
B	0.5%
BB	0.4%
BBB	16.3%
A	15.9%
AA	7.2%
AAA	58.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235422
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class A
Trading Symbol	CMMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.14%	[12]
AssetsNet	$ 79,725,344
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235423
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class C
Trading Symbol	CMMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	2.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.89%	[13]
AssetsNet	$ 79,725,344
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235424
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class I
Trading Symbol	CMMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[14]
AssetsNet	$ 79,725,344
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235421
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class R6
Trading Symbol	CMMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[15]
AssetsNet	$ 79,725,344
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014103
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class A
Trading Symbol	CSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[16]
AssetsNet	$ 2,691,223,094
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014104
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class C
Trading Symbol	CDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[17]
AssetsNet	$ 2,691,223,094
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014105
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class I
Trading Symbol	CDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 2,691,223,094
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211120
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class R6
Trading Symbol	CDSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[19]
AssetsNet	$ 2,691,223,094
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000036621
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class A
Trading Symbol	CULAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[20]
AssetsNet	$ 705,766,124
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$705,766,124
# of Portfolio Holdings	207
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.2%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	6.0%
Short-Term Investments	14.6%
U.S. Treasury Obligations	17.9%
Asset-Backed Securities	19.5%
Corporate Bonds	35.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(0.3%)
Not Rated	0.6%
BB	1.0%
BBB	29.8%
A	18.1%
AA	12.2%
AAA	38.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000139784
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class I
Trading Symbol	CULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[21]
AssetsNet	$ 705,766,124
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$705,766,124
# of Portfolio Holdings	207
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.2%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	6.0%
Short-Term Investments	14.6%
U.S. Treasury Obligations	17.9%
Asset-Backed Securities	19.5%
Corporate Bonds	35.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(0.3%)
Not Rated	0.6%
BB	1.0%
BBB	29.8%
A	18.1%
AA	12.2%
AAA	38.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195935
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class R6
Trading Symbol	CULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[22]
AssetsNet	$ 705,766,124
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$705,766,124
# of Portfolio Holdings	207
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.2%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	6.0%
Short-Term Investments	14.6%
U.S. Treasury Obligations	17.9%
Asset-Backed Securities	19.5%
Corporate Bonds	35.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(0.3%)
Not Rated	0.6%
BB	1.0%
BBB	29.8%
A	18.1%
AA	12.2%
AAA	38.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized